INVENTORIES	6 Months Ended
Jun. 30, 2023
Inventory Disclosure [Abstract]
INVENTORIES
NOTE 3:-	INVENTORIES

	June 30, 2023	December 31, 2022
	Unaudited

Raw materials	$2,723	$2,105
Work in progress	623	911
Finished products	6,200	5,427

	$9,546	$8,443

During the six months ended June 30, 2023 and the year ended December 31, 2022, the Company recorded inventory write-offs in the amounts of $3 and $21, respectively. Such write-offs were included in cost of revenues.